SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Common Stock Fund
Allspring Mid Cap Growth Fund
Allspring Opportunity Fund
Allspring SMID Cap Growth Fund
Allspring Special Mid Cap Value Fund
(each a “Fund”, and together the “Funds”)

Effective immediately, the Class-Level Administrator Fees table located in the section entitled, “Manager and Class-Level Administrator” is amended with the following:

CLASS-LEVEL ADMINISTRATOR FEE
SHARE CLASS	% OF TOTAL NET ASSETS
Class A	0.19%
Class C	0.19%

July 1, 2026